Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Schedule of Warrant Activities

The summary of warrant activities for the six months ended June 30, 2025 were as follows:

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Remaining Life in Years
Warrants Outstanding as of December 31, 2024	34,125	$4.80	4.30
Warrants Exercisable as of December 31, 2024	-	-	-
Warrants Granted	-	-	-
Warrants Exercised	-	-	-
Warrants Expired	-	-	-

Warrants Outstanding as of June 30, 2025	34,125	4.80	3.80
Warrants Exercisable as of June 30, 2025 (unaudited)	34,125	$4.80	3.80